Organization and Principal Activities - Schedule of Revenue Net Income and Cash Flows of VIE and Subsidiaries (Details) - VIE [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Revenue Net Income and Cash Flows of VIE and Subsidiaries [Line Items]
Revenue	¥ 250,997	¥ 172,156
Net loss	(192,162)	(44,078)
Net cash used in operating activities	(392)	(2,484)
Net cash provided by investing activities		5,529
Net cash provided by financing activities	¥ 6,024	¥ (926)